Interest in Other Entities (Details) - Schedule of activity in investment account - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2021	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Automax Ltd [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Investment			$ 10,735					$ 10,735
Group share in losses								(1,776)
Excess cost Amortization-technology								(124)
Share based compensation								442
Group share in forfeited options								98
Investment		$ 10,735		$ 9,375	$ 10,735	$ 9,375	$ 9,375	9,375	$ 10,735
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Investment			10,735		11,843			10,735
Group share in losses					(2,044)
Excess cost Amortization-technology					(96)
Share based compensation					540
Exercise of warrants by the Group					234
Group share in exercise warrants by others					218
Group share in forfeited options					32
Additional investment allocated to goodwill					8
Investment		10,735			10,735				10,735
Gix Internet Ltd [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Investment			4,867			4,606		4,867	1,013
Group share in losses			(100)						(298)
Group share in other comprehensive loss									(227)
USD/NIS translation adjustments			(45)						265
Excess cost amortization			(116)						(525)
Exercise of the Conversion Right on March 31, 2021									2,586
Exercise of the Conversion Right on June 30, 2021									1,831
Additional purchase on October 1, 2021									222
Investment		4,867	4,606		4,867				4,867
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Investment			447					447	103
Group share in losses and adjustments to equity								(233)
Group share in losses									(50)
Excess cost amortization									(24)
Additional purchase on March 9, 2021									297
Additional purchase on August 25, 2021									121
Investment		447		214	447	214	214	214	447
Elbit Imaging Ltd [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Investment	$ 975
Dividend	(171)
Group share in losses	(36)								83
USD/NIS translation adjustments	(108)								34
Investment	660
Gain as a result of transition to fair value	170
Fair value of the investment at the day of the transition	$ 830
SciSparc ltd [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Investment			$ 911					911
Additional purchases								33
Sales								(46)
Revenues – Capital losses								(224)
Revaluation – Capital loss								(614)
Revaluation – Finance income		70						599
Revaluation – Forward contract		23						576
Provision- Forward contract		23						(576)
Investment		$ 911		659	$ 911	659	659	659	$ 911
Parazero Technologies Ltd [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Investment							1,595
Group share in losses							(553)
Excess cost amortization							(66)
Investment				976		976	976	976
Laminera Flow Optimization Ltd [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Investment				1,333
Group share in losses				(136)
Excess cost amortization				(21)
Investment				$ 1,176		$ 1,176	$ 1,176	$ 1,176